Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts	$ 25.4	$ 28.7	$ 21.5
Preferred stock, par value (usd per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	0
Preferred stock, shares outstanding	0	0
Common Stock
Common stock, par value (usd per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	0	243,163,947	243,163,947
Common Stock, Shares, Outstanding	0	243,163,947	243,163,947
Ordinary Shares
Common stock, par value (usd per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	0
Common Stock, Shares, Outstanding	302,431,140	0